Risks and Uncertainties (Details) - EBP 001	Dec. 31, 2025	Dec. 31, 2024
Investment 1
EBP, Risk and Uncertainty [Line Items]
Investments at fair value, percentages	14.00%	14.00%
Investment 2
EBP, Risk and Uncertainty [Line Items]
Investments at fair value, percentages	12.00%	12.00%
Investment 3
EBP, Risk and Uncertainty [Line Items]
Investments at fair value, percentages	11.00%	12.00%
Investment 4
EBP, Risk and Uncertainty [Line Items]
Investments at fair value, percentages	10.00%	10.00%